COMMITMENTS AND CONTINGENCIES - Excise Taxes Payable (Details) - USD ($)				6 Months Ended	12 Months Ended
	Feb. 09, 2024	Aug. 04, 2023	Feb. 06, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Excise tax liability (in Dollars)				$ 2,067,572	$ 1,528,101	$ 2,260,783	$ 1,485,236
Excise Taxes Payable
COMMITMENTS AND CONTINGENCIES
Excise tax liability shares redeemed, percentage				1.00%	1.00%
Common Stock
COMMITMENTS AND CONTINGENCIES
Number of shares redeemed (in shares)	4,940,885	406,990	14,667,626
Value of shares redeemed			$ 148,523,642
Stockholders redeemed value (in Dollars)	$ 53,947,064	$ 4,286,537